Credit Losses (Tables)	12 Months Ended
Apr. 30, 2026
Credit Loss [Abstract]
Schedule of Activity in Allowance for Credit Losses on Trade Receivables
The activity in the allowance for credit losses on the Company's trade receivables is as follows:

(in thousands)
Balance at May 1, 2023	$44,377
Provision for credit losses	20,715
Write-offs	(20,856)
Recoveries of amounts previously written off	454
Foreign currency translation	(498)
Balance at April 30, 2024	44,192
Provision for credit losses	20,676
Write-offs	(25,082)
Recoveries of amounts previously written off	846
Foreign currency translation	(171)
Balance at April 30, 2025	40,461
Provision for credit losses	16,262
Write-offs	(15,366)
Recoveries of amounts previously written off	457
Foreign currency translation	713
Balance at April 30, 2026	$42,527

Schedule of Fair Value and Unrealized Losses on Available for Sale Debt Securities
The fair value and unrealized losses on available for sale debt securities, aggregated by investment category and the length of time the security has been in an unrealized loss position as of April 30, 2026 and 2025, are as follows:

	Less Than 12 Months		12 Months or longer		Balance Sheet Classification
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Cash and Cash Equivalents	Marketable Securities, Current	Marketable Securities, Non-Current

	(in thousands)
Balance at April 30, 2025
Commercial paper	$3,841	$1	$—	$—	$500	$3,341	$—
Corporate notes/bonds	$7,803	$10	$—	$—	$—	$4,630	$3,173
Balance at April 30, 2026
Commercial paper	$1,506	$2	$—	$—	$—	$1,506	$—
Corporate notes/bonds	$23,927	$58	$498	$1	$—	$8,346	$16,079